Acquisitions, disposals and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2023
Acquisitions, disposals and discontinued operations
Schedule of results of discontinued operations

	Notes	2021	2022	2023
		RF	RF	RF	Latvia	Total

Revenue:		39,071	47,288	59,541	4,574	64,115
Revenue from contracts with customers	20	34,035	39,048	49,786	4,574	54,360
Interest revenue calculated using the effective interest rate	20	3,372	6,624	8,217	—	8,217
Fees from inactive accounts and unclaimed payments		1,664	1,616	1,538	—	1,538
Operating costs and expenses:		(26,557)	(27,637)	(44,736)	(4,541)	(49,277)
Cost of revenue (exclusive of items shown separately below)	21	(16,946)	(14,675)	(26,627)	(4,486)	(31,113)
Selling, general and administrative expenses	22	(2,388)	(3,080)	(4,302)	(17)	(4,319)
Personnel expenses		(5,766)	(7,410)	(10,701)	(37)	(10,738)
Depreciation and amortization	9	(1,106)	(1,059)	(1,276)	—	(1,276)
Credit loss expense	10,11,25	(339)	(1,402)	(1,830)	(1)	(1,831)
Impairment of non-current assets		(12)	(11)	—	—	—
Profit from operations the ordinary activities		12,514	19,651	14,805	33	14,838
Foreign exchange gain/(loss), net		(23)	(197)	1,893	1	1,894
Other income and expenses, net		(105)	(78)	(62)	(1)	(63)
Profit before tax from the ordinary activities		12,386	19,376	16,636	33	16,669
Income tax expense	24	(2,590)	(3,885)	(3,528)	(7)	(3,535)
Net profit from the ordinary activities		9,796	15,491	13,108	26	13,134

Impairment loss recognised on the remeasurement to bring down to fair value less costs to sell		—	—	(14,354)	—	(14,354)
Income tax related to remeasurement to fair value less costs to sell		—	—	1,926	—	1,926
Loss on sale of discontinued operations		—	—	—	(17)	(17)
Total profit for the year from discontinued operations		9,796	15,491	680	9	689

Attributable to:
Equity holders of the parent		9,659	14,855			381
Non-controlling interests		137	636			308

Earnings per share for discontinued operations
Basic, profit from discontinued operations attributable to ordinary equity holders of the parent		154.71	237.23			6.08
Diluted, profit from discontinued operations attributable to ordinary equity holders of the parent		154.66	237.23			6.08

Schedule of net cash flows incurred by discontinued operations

	2021	2022	2023
Operating	(2,852)	15,634	6,853
Investing	(7,660)	(2,033)	(16,705)
Financing	(2,200)	(1,205)	3,438
Net cash (outflow)/inflow	(12,712)	12,396	(6,414)

Taxiaggregator
Acquisitions, disposals and discontinued operations
Schedule of details of business combination

The acquisition date fair value of the Group’s previously held interest	116
Cash consideration	706
Total consideration transferred	822

Fair value
Net assets acquired:
Intangible assets	233
Software	64
Customer relationships	169
Deferred tax liabilities	(39)
Total identifiable net assets at fair value	194
Group’s share of net assets acquired (80%)	156
Goodwill arising on acquisition	666

RealWeb
Acquisitions, disposals and discontinued operations
Schedule of details of business combination

Net assets acquired:	Fair value
Intangible assets	1,163
Software	792
Trademarks	371
Trade and other receivables	3,248
Cash and cash equivalents	3,089
Other assets	116
Deferred tax	(123)
Trade and other payables	(6,140)
Other liabilities	(273)
Total identifiable net assets at fair value	1,080
Group’s share of net assets acquired (79%)	849
Goodwill arising on acquisition	924

Analysis of cash flows on acquisition:	Amount
Cash paid	(1,773)
Net cash acquired with the subsidiaries	3,089
Total cash acquired in business combination	1,316

Fintech company that provides financial services for underbanked customers in Middle East and North Africa region
Acquisitions, disposals and discontinued operations
Schedule of details of acquisition of associate

Cash consideration transferred ($11 million)	660
Fair value of option received from associate	(333)
Total consideration	327

Net assets acquired:	Fair value
Intangible assets	408
Accounts receivable	610
Cash and cash equivalents	603
Other assets	25
Debt	(512)
Trade and other payables	(204)
Other liabilities	(57)
Total identifiable net assets at fair value	873
Group’s share of net assets acquired (9.9%)	86
Goodwill arising on acquisition	241

JSC Tochka
Acquisitions, disposals and discontinued operations
Schedule of result on disposal

The result of disposal is presented below:

Fixed amount	4,947
Amount contingent on Tochka’s earnings for the year 2021	4,647
Dividends received from associate*	532
Carrying amount of disposed investment	(1,949)
Total gain on disposal	8,177

*Receiving the Dividends was the substantial condition of the transaction and treated as part of the price. Dividends were received after the Group has ceased to apply equity accounting for the associate.

Russian business
Acquisitions, disposals and discontinued operations
Schedule of assets and liabilities classified as held for sale

		Ownership
Name of subsidiary	Location	interest
JSC QIWI	Russia	100%
QIWI Bank JSC	Russia	100%
QIWI Technologies LLC	Russia	100%
ROWI Factoring Plus LLC	Russia	51%
Rocket Universe LLC	Russia	100%
Billing Online Solutions LLC	Russia	100%
FreeAtLast LLC	Russia	100%
QIWI Finance LLC	Russia	100%
ROWI Tech LLC	Russia	51%
Flocktory LLC	Russia	100%
Qiwi Lab LLC	Russia	100%
QIWI Payments LLC	Russia	100%
IntellectMoney LLC	Russia	100%
Managing Company “RealWeb” Ltd	Russia	100%
IA RealWeb Ltd	Russia	75%
Sfera LLC	Russia	83%
Centra Ltd	Russia	100%
De Vision Ltd	Russia	75%
Vailmobail LLC	Russia	75%
Konversiya LLC	Russia	75%
Epic Growth LLC	Russia	83%
Data Go LLC	Russia	75%
IA REAL WEB CJSC	Armenia	75%
JLLC OSMP BEL	Belarus	51%
QIWI-M S.R.L.	Moldova	51%

Assets	Notes
Debt securities	28	31,340
Loans issued		19,745
Tax receivables		416
Deferred tax assets	24	985
Trade and other receivables		18,187
Other assets		926
Cash and cash equivalents		30,796
Assets held for sale		102,395

Liabilities
Deferred income		1,485
Tax payables		779
Trade and other payables		28,984
Customer accounts and amounts due to banks		15,949
Debt*	28	8,162
Lease liabilities		462
Other liabilities		138
Liabilities directly associated with the assets held for sale		55,959
Net assets directly associated with the disposal group		46,436

Amounts included in accumulated OCI:
Foreign currency translation reserve		31
Reserve for debt instruments at FVOCI		(280)
Reserve of disposal group classified as held for sale		(249)

* In October 2023 the Group issued unsecured bonds at the principal amount of RUB 8.5 billion with a floating nominal interest rate of RUONIA+3.4% (Issue costs amounted to 80, so that the effective interest rate comprised RUONIA+3.6%). The interest rate is fixed until October 31, 2025, after which the Group can change it and the investors will have the right to present the bonds for redemption. The Bonds are due in 2027. The Group is subject to a number of covenants regarding the bonds issued. As of December 31, 2023 and December 31, 2022, the Group was in compliance with all covenants stipulated by the public irrevocable offers.